Organization, Basis of Presentation and Significant Accounting Policies		9 Months Ended
	Nov. 05, 2019	Sep. 30, 2020
Accounting Policies [Abstract]
Organization, Basis of Presentation and Significant Accounting Policies

Note 1: Nature of Business and Basis of Presentation

Nature of Business

Shift4 Payments, Inc., or the Company, was incorporated in Delaware on November 5, 2019. Pursuant to a reorganization into a holding company structure, the Company will be a holding company and its principal asset will be a controlling equity interest in Shift4 Payments, LLC. As the sole managing member of Shift4 Payments, LLC, the Company will operate and control all of the business and affairs of Shift4 Payments, LLC, and through Shift4 Payments, LLC and its subsidiaries, conduct its business.

Basis of Presentation

The balance sheets are presented in accordance with accounting principles generally accepted in the United States. Separate statements of operations, changes in shareholders’ equity, and cash flows have not been presented because the Company has not engaged in any activities except in connection with its formation.

1.	Organization, Basis of Presentation and Significant Accounting Policies

Organization

Shift4 Payments, Inc., or Shift4 or the Company, was incorporated in Delaware on November 5, 2019 in order to carry on the business of Shift4 Payments, LLC and its consolidated subsidiaries.

The Company is a leading provider of integrated payment processing and technology solutions. Through the Shift4 Model, the Company offers software providers a single integration to an end-to-end payments offering, a powerful gateway and a robust suite of technology solutions (including cloud enablement, business intelligence, analytics, and mobile) to enhance the value of their software suites and simplify payment acceptance. The Company provides for its merchants a seamless customer experience at scale, rather than simply acting as one of multiple providers they rely on to operate their businesses. The Shift4 Model is built to serve a range of merchants from small-to-medium-sized businesses to large and complex enterprises across numerous verticals, including lodging, leisure, and food and beverage. This includes the Company’s Harbortouch, Restaurant Manager, POSitouch, and Future POS brands, as well as over 350 additional software integrations in virtually every industry.

Initial Public Offering and Concurrent Private Placement

On June 4, 2020, the Securities and Exchange Commission, or the SEC, declared effective the Company’s Registration Statement on Form S-1 (File No. 333-238307), as amended, filed in connection with its IPO, or the Registration Statement. The Company’s Class A common stock started trading on The New York Stock Exchange on June 5, 2020. On June 9, 2020, the Company completed its IPO of 17,250,000 shares of Class A common stock, including 2,250,000 shares pursuant to the full exercise of the underwriters’ option to purchase additional shares, at a price to the public of $23.00 per share. Upon completion of the IPO, the Company received net proceeds of approximately $362.6 million, after deducting underwriting discounts and commissions and offering expenses of approximately $34.2 million. Concurrently with the IPO, the Company also completed a $100.0 million private placement of 4,625,346 shares of Class C common stock to Rook Holdings Inc., or Rook, a corporation wholly-owned by the Company’s Founder and Chief Executive Officer. The total net proceeds from the IPO and concurrent private placement were approximately $462.6 million. Shift4 Payments, Inc. used the proceeds to purchase newly-issued limited liability company interests from Shift4 Payments, LLC, or LLC Interests. Shift4 Payments, LLC used these amounts received from Shift4 Payments, Inc. to repay certain existing indebtedness and for general corporate purposes. See Note 11 for more information.

Reorganization Transactions

In connection with the IPO, the Company completed the following transactions, or the Reorganization Transactions:

•

The limited liability company agreement of Shift4 Payments, LLC was amended and restated to, among other things, (1) convert all existing ownership interests in Shift4 Payments, LLC (including redeemable preferred units) into a single class of LLC Interests and (2) appoint Shift4 Payments, Inc. as the sole managing member of Shift4 Payments, LLC. See Note 19 for additional information.

•

The certificate of incorporation of Shift4 Payments, Inc. was amended to, among other things, authorize three classes of common stock: Class A common stock, Class B common stock, Class C common stock, and one class of preferred stock. Class A and Class C common stock have both voting and economic rights while Class B common stock has voting rights but no economic rights. See Note 19 for additional information.

•

The Company acquired all the LLC Interests held by a former equity owner of Shift4 Payments, LLC in exchange for an equivalent number of shares of Class A common stock. See Note 19 for additional information.

•	The Company acquired a portion of the LLC Interests held by certain affiliates of Searchlight Capital Partners, or Searchlight, in exchange for shares of Class B and Class C common stock.

The Reorganization Transactions resulted in the Company becoming the sole managing member of Shift4 Payments, LLC. As the sole managing member of Shift4 Payments, LLC, the Company operates and controls all of the business and affairs of Shift4 Payments, LLC. Accordingly, the Company consolidates the financial results of Shift4 Payments, LLC, and reports a noncontrolling interest in its consolidated financial statements representing the economic interest in Shift4 Payments, LLC held by Rook and Searchlight (together, the Continuing Equity Owners).

As the Reorganization Transactions are considered transactions between entities under common control, the financial statements for the periods prior to the IPO and Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. Prior to the Reorganization Transactions, Shift4 Payments, Inc. had no operations.

Follow-on Offering

On September 15, 2020, the Company completed a follow-on offering, in which it issued and sold 2,000,000 shares of its Class A common stock, and Searchlight and a former equity owner, which we refer to together as the selling stockholders, sold 7,856,373 and 143,627 shares of Class A common stock, respectively, at a price to the public of $48.50 per share, or the Follow-on Offering. On October 6, 2020, Searchlight and a former equity owner sold an additional 1,473,070 and 26,930 shares of Class A common stock, respectively, pursuant to the exercise by the underwriters of their option to purchase additional shares. The Company received net proceeds from the Follow-on Offering of $91.8 million, after deducting underwriting discounts and commissions and offering expenses of approximately $5.2 million. The Company did not receive any of the proceeds from the sale of Class A common stock by the selling stockholders. The total net proceeds from the Follow-on Offering were used to purchase newly-issued LLC interests directly from Shift4 Payments, LLC at a price per unit equal to the price to the public of Class A common stock in the Follow-on Offering, less underwriting discounts and commissions. Shift4 Payments, LLC used these amounts received from Shift4 Payments, Inc. for general corporate purposes.

In connection with the Follow-on Offering, the Company also completed the following transactions:

•

The redemption by Searchlight of 3,637,501 LLC Interests in exchange for 3,637,501 shares of Class A common stock, and an immediate cancellation of an equivalent number of shares of Class B common stock. On October 6, 2020, an additional 682,031 LLC Interests were exchanged for 682,031 shares of Class A common stock with an immediate cancellation of an equivalent number of shares of Class B common stock.

•

The conversion of 4,218,872 shares of Class C common stock held by Searchlight to 4,218,872 shares of Class A common stock. On October 6, 2020, an additional of 791,039 shares of Class C common stock held by Searchlight, were converted to 791,039 shares of Class A common stock.

Basis of Presentation

The accompanying interim condensed consolidated financial statements of the Company are unaudited. These interim unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP, and the applicable rules and regulations of the SEC for interim financial information. As such, these financial statements do not include all information and footnotes required by U.S. GAAP for complete financial statements. The December 31, 2019 Condensed Consolidated Balance Sheet was derived from audited financial statements as of that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

These condensed consolidated financial statements are unaudited; however, in the opinion of management, they reflect all adjustments consisting only of normal recurring adjustments necessary to state fairly the financial position, results of operations and cash flows for the periods presented in conformity with U.S. GAAP applicable to interim periods. The results of operations for the interim periods presented are not necessarily indicative of results for the full year or future periods. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2019 included in the prospectus dated September 10, 2020 (File No. 333-248663), as filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, or the Prospectus.

The consolidated financial statements presented herein include the financial statements of Shift4 Payments, Inc. and its wholly owned subsidiaries, Shift4 Payments, LLC, MSI Merchant Services Holdings, LLC, Harbortouch Financial, LLC, Harbortouch Lithuania, Future POS, LLC, Restaurant Manager, LLC, POSitouch, LLC, Independent Resources Network, LLC, S4-ML Holdings, LLC and Shift4 Corporation. Shift4 Payments, LLC is considered a variable interest entity, or VIE. Shift4 Payments, Inc. is the primary beneficiary and sole managing member of Shift4 Payments, LLC and has decision making authority that significantly affects the economic performance of the entity. As a result, the Company consolidates Shift4 Payments, LLC. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Management’s Plan

The unprecedented and rapid spread of COVID-19 as well as the shelter-in place orders, promotion of social distancing measures, restrictions to businesses deemed non-essential, and travel restrictions implemented throughout the United States have significantly impacted the restaurant and hospitality industries. As a result, the Company’s revenues, which are largely tied to processing volumes in these verticals, were materially impacted beginning in the final two weeks of March 2020.

The Company took proactive measures in April 2020 to reduce costs, preserve adequate liquidity and maintain its financial position. These included limiting discretionary spending across the organization, reducing spending through reprioritizing its capital projects, instituting a company-wide hiring freeze, reducing salaries for management across the organization, furloughing approximately 25% of its workforce and accelerating expense reduction plans related to previous acquisitions.

Since late March, the Company has seen a significant recovery in its end-to-end payment volumes as merchants reopened their operations. As a result, as of September 30, 2020, substantially all of the Company’s workforce that was furloughed has been reinstated with additional hiring in certain areas to accommodate new merchant onboarding. Further, salary reductions were partially lifted for management across the organization. While end-to-end volumes for the nine months ended September 30, 2020 have exceeded those for the nine months ended September 30, 2019, the ultimate impact that the COVID-19 pandemic will have on the Company’s consolidated results of operations in the fourth quarter and full year 2020 remains uncertain. The Company will continue to evaluate the nature and extent of these potential impacts to its business, consolidated results of operations, and liquidity.

As of September 30, 2020, the Company had $450.0 million outstanding under the First Lien Term Loan Facility and was in compliance with the financial covenants under its debt agreements. The Company expects to be in compliance for at least 12 months following issuance of these unaudited condensed consolidated financial statements. See Notes 11 and 26 for further information on the Company’s debt obligations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Significant estimates inherent in the preparation of the accompanying unaudited condensed consolidated financial statements include estimates of fair value of acquired assets and liabilities through business combinations, fair value of contingent liabilities related to earnout payments and change of control, allowance for doubtful accounts and noncontrolling interests. Estimates are based on past experience and other considerations reasonable under the circumstances. Actual results may differ from these estimates.

Additionally, the full impact of the COVID-19 pandemic is unknown and cannot be reasonably estimated. However, the Company has made accounting estimates based on the facts and circumstances available as of the reporting date. To the extent there are differences between these estimates and actual results, the consolidated financial statements may be materially affected.

Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2 to Shift4 Payments, LLC’s consolidated financial statements as of and for the years ended December 31, 2018 and 2019 in the Prospectus. There have been no significant changes to these policies which have had a material impact on the Company’s interim unaudited condensed consolidated financial statements and related notes during the three and nine months ended September 30, 2020, except as noted below.

Noncontrolling Interests

The noncontrolling interests represent the economic interests of LLC Interests held by the Continuing Equity Owners. Income or loss is attributed to the noncontrolling interests based on the weighted average LLC Interests outstanding during the period. The noncontrolling interests’ ownership percentage can fluctuate over time as the Continuing Equity Owners elect to exchange LLC Interests for shares of Class A common stock.

Equity-based Compensation

In connection with the IPO, the Company issued Restricted Stock Units, or RSUs, to certain employees and non-employee directors. Equity-based compensation expense is recorded as a component of general and administrative expenses. Equity-based compensation expense is recognized on a straight-line basis over the requisite service period based on the fair value of the award on the date of grant. The Company accounts for forfeitures when they occur.

Income Taxes

As a result of the Reorganization Transactions, Shift4 Payments, Inc. became the sole managing member of Shift4 Payments, LLC, a partnership that is not subject to tax. Any taxable income or loss from Shift4 Payments, LLC is passed through and included in the taxable income or loss of its members, including Shift4 Payments, Inc., following the Reorganization Transactions. Shift4 Payments, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to Shift4 Payments, Inc.’s allocable share of any taxable income or loss of Shift4 Payments, LLC following the Reorganization Transactions.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If its determined that the Company is able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Uncertain tax positions are recorded in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the unaudited Condensed Consolidated Statements of Operations.

Basic and Diluted Net Loss Per Share

The Company applies the two-class method for calculating and presenting net loss per share, and separately presents net loss per share for Class A common stock and Class C common stock. In applying the two-class method, the Company determined that undistributed earnings should be allocated equally on a per share basis between Class A and Class C common stock. Under the Company’s Certificate of Incorporation, the holders of the Class A and Class C common stock are entitled to participate in earnings ratably, on a share-for-share basis, as if all shares of common stock were of a single class, and in such dividends as may be declared by the board of directors. Holders of the Class A and Class C common stock also have equal priority in liquidation. Shares of Class B common stock do not participate in earnings of Shift4 Payments, Inc. As a result, the shares of Class B common stock are not considered participating securities and are not included in the weighted-average shares outstanding for purposes of loss per share.

Equipment for Lease

Equipment for lease represents terminals and point-of-sale systems that are provided under the Company’s SaaS arrangements. Equipment for lease is stated at cost, less accumulated depreciation. Certain costs incurred in connection with the assembly and delivery of leased assets to the merchant are capitalized as part of the cost of such assets.

Depreciation commences when new equipment is first deployed to a merchant and is computed using the straight-line method over an estimated useful life of 3 years.

Recent Accounting Pronouncements

The Company, an emerging growth company, or EGC, has elected to take advantage of the benefits of the extended transition period provided for in Section 7(a)(2)(B) of the Securities Act, for complying with new or revised accounting standards which allows the Company to defer adoption of certain accounting standards until those standards would otherwise apply to private companies.

Accounting Pronouncements Adopted

In August 2018, the FASB issued ASU 2018-13: Fair Value Measurement—Disclosure Framework (Topic 820). The updated guidance improves the disclosure requirements on fair value measurements. The Company adopted ASU 2018-13 effective January 1, 2020 and there was no significant impact on the Company’s disclosures upon adoption.

Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02: Leases. The new standard requires a lessee to record assets and liabilities on the balance sheet for the rights and obligations arising from leases with terms of more than 12 months. As a result of amendments in May 2020, this guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company will adopt the new standard on January 1, 2022 using a modified retrospective approach. The FASB issued ASU 2018-10: Codification Improvements to Topic 842, Leases, or ASU 2018-10, and ASU 2018-11: Leases (Topic 842) Targeted Improvements, or ASU 2018-11 in July 2018 and 2018-20: Leases (Topic 842)—Narrow Scope Improvements for Lessors in December 2018. ASU 2018-10 and 2018-20 provide certain amendments that affect narrow aspects of the guidance issued in ASU 2016-02. ASU 2018-11 allows all entities adopting ASU 2016-02 to choose an additional (and optional) transition method of adoption, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASU 2018-11 also allows lessors to not separate non-lease components from the associated lease component if certain conditions are met. The Company is evaluating the potential impact that the adoption of this standard will have on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13: Financial Instruments—Credit Losses (Topic 326), which changes the impairment model for most financial assets, including accounts receivable, and replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance is effective for the Company for interim and annual periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting ASU 2016-13 on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Simplifying the Test for Goodwill Impairment, which removes step 2 of the quantitative goodwill impairment test. Under the amended guidance, a goodwill impairment charge is recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance is effective for the Company for interim and annual periods beginning after December 15, 2022, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company is currently assessing the timing and impact of adopting ASU 2017-04 on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period. The Company will adopt ASU 2018-15 effective January 1, 2021, on a prospective basis. The adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 removes certain exceptions associated with (i) intraperiod tax allocations, (ii) recognition of deferred tax liability for equity method investments of foreign subsidiaries, and (iii) the calculation of income taxes in an interim period when in a loss position. Additionally, ASU 2019-12 simplifies accounting for (i) income taxes associated with franchise taxes, (ii) tax basis of goodwill in a business combination, (iii) the allocation of tax expense to a legal entity that is not subject to tax in standalone financial statements, (iv) enacted changes in tax laws, and (v) income taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for under the equity method. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting ASU 2019-12 on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provides optional expedients and exceptions for applying U.S. GAAP to contract modifications and hedging relationships, subject to certain criteria, that reference the London Interbank Offered Rate, or LIBOR, or another reference rate that is expected to be discontinued. This ASU is effective for all entities as of March 12, 2020 through December 31, 2022. The Company is currently evaluating whether we will elect the optional expedients, as well as evaluating the impact of ASU 2020-04 on the Company’s consolidated financial statements.